Financial assets - Schedule of Analysis of Derivative Assets and Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Carrying amount assets		€ (20)
Carrying amount, liabilities	€ 434,605	398,916
Foreign Exchange Forward Contracts | Derivatives Current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(1,412)
Fair value, liabilities	(1,412)
Foreign Exchange Forward Contracts | Derivatives Current Financial Liabilities | Trading Derivatives
Disclosure of financial assets [line items]
Carrying amount, liabilities	(1,660)
Fair value, liabilities	(1,660)
Foreign Exchange Forward Contracts | Current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets		1,056
Fair value, assets		1,056
Foreign Exchange Forward Contracts | Current financial assets derivatives | Trading Derivatives
Disclosure of financial assets [line items]
Carrying amount assets		204
Fair value, assets		204
Interest Rate Swap | Derivatives Current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(348)
Fair value, liabilities	(348)
Interest Rate Swap | Derivatives Non-current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities	(642)	(488)
Fair value, liabilities	(642)	(488)
Interest Rate Swap | Current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets	711	2,373
Fair value, assets	€ 711	2,373
Interest Rate Swap | Non-current financial assets derivatives | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount assets		577
Fair value, assets		577
Commodity Swap | Derivatives Current Financial Liabilities | Hedging Instruments
Disclosure of financial assets [line items]
Carrying amount, liabilities		(20)
Fair value, liabilities		€ (20)